Borrowings	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Borrowings
31 Borrowings

	2024	2023

Capital funding	1,533	763

Operational funding	1,480	1,593

On December 31	3,013	2,356

Current	37	32

Non-current	2,976	2,325

On December 31	3,013	2,356

Fair value of borrowings	3,076	2,459
Aegon’s borrowings are defined separately as capital funding and operational funding. Capital funding includes debt securities that are issued for general corporate purposes and for capitalizing its business units. Capital funding is part of the Company’s total capitalization that is used for financing its subsidiaries and the cash held at the holding company. Operational funding includes debt securities that are issued for financing of dedicated pools of assets. These assets are either legally segregated or tracked as separate portfolios.
The difference between the contractually required payment at the maturity date and the carrying amount of the borrowings amounted to EUR 8 million positive (2023: EUR 6 million positive).
Capital funding
A detailed composition of capital funding is included in the following table:

(sorted at maturity)	Coupon rate	Coupon date	Issue / Maturity	2024	2023

USD 760 million Senior Unsecured Notes	5.500%	Semi-annually, April 16	2024 / 27	731	-

GBP 250 million Medium-Term Notes	6.125%	December 15	1999 / 31	301	287

GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually, December 16	2009 / 39	480	457

Other				20	18

On December 31				1,533	763
In 2024, capital funding increased by EUR 770 million mainly due to the issuance of EUR 700 million (USD 760 million) of senior unsecured notes with a fixed coupon of 5.5% and a tenor of three years. Net proceeds from this issuance were used for general corporate purposes, including the redemption of the EUR 700 million of fixed-to-floating
subordinated notes. The notes were issued by Aegon Funding Company LLC (AFC) and was guaranteed on a senior unsecured basis by Aegon Ltd. The maturity date is on April 16, 2027.
These loans are considered senior debt in calculating financial leverage in note
37 Capital management and solvency
.
Operational funding
In 2024, the operational funding decreased by EUR 113 million mainly due to the paydown of Federal Home Loan Bank (FHLB) borrowings. This borrowing program is part of Aegon’s asset–liability management strategy.

	Coupon rate	Coupon date	Issue / Maturity	2024	2023

FHLB Secured borrowings 1	Fixed	Quarterly	2022 / 26	1,449	1,562

North Westerly VI Note 1	Floating	Quarterly	2020 / 32	15	15

North Westerly VII Note 1	Floating	Quarterly	2021 / 34	16	16

On December 31				1,480	1,593

1	Issued by a subsidiary of Aegon Ltd.
Other

Undrawn committed borrowing facilities:	2024	2023

Floating-rate

- Expiring beyond one year	1,544	2,623

On December 31	1,544	2,623
These facilities were reduced as a result of lower contingent liquidity needs following the combination of Aegon’s Dutch insurance and banking activities with a.s.r.
There were no defaults or breaches of conditions during the period.